PROPERTY PLANT AND EQUIPMENT NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET (Tables)
Depreciation expense	$ 667,000	$ 815,000